Income tax expense (Tables)	12 Months Ended
Mar. 31, 2025
Income taxes paid (refund) [abstract]
Disclosure of Income Tax Expense and Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates

(EUR thousand)	For the financial year ended March 31
Income tax	2025	2024	2023
Current income tax expense	(35,275)	(26,201)	(9,947)
Adjustments in respect of current income tax of prior years	(5,821)	(119)	5,051
Deferred income tax expense	(7,420)	37	2,702
Adjustments in respect of deferred income tax of prior years	6,714	(324)	1,144
Income tax expense	(41,802)	(26,607)	(1,050)
During the financial year ended March 31, 2025 the Group recognized EUR7.2 million net deferred tax liability related to the gain on the two debt modifications (see Note 26).
During the financial year ended March 31, 2025 the Group recognized EUR5.2 million current income tax expense sourcing from prior years and relating to the revised interpretation of the tax law applicable to prior years’ taxable income in a foreign jurisdiction. Furthermore, considering that the revised interpretation results in a deductible temporary difference, the Group also recognized EUR5.2 million of deferred income tax benefit of prior year and a corresponding deferred tax asset. The Group has recorded these adjustments in the current financial year considering that they are not material to either the current or prior year financial statements.
The below table reconciles the income tax expense calculated by applying the Swiss statutory tax rate applicable to the Company, to the effective taxes reported in the income statement:

(EUR thousand)	For the financial year ended March 31
	2025	2024	2023
Profit / (Loss) before tax	135,370	47,553	(22,449)
Effective tax
Tax benefit / (expense) calculated at the Swiss statutory tax rate of 18.76% (18.81% in both FY2023/24 and FY2022/23) applicable to the Company	(25,398)	(8,941)	4,221
Adjustments in respect of prior years	(625)	(443)	5,051
Recognition of previously unrecognized deductible temporary differences and tax losses carry-forward	8,194	188	2,428
Expenses not deductible for tax purposes	(6,436)	(9,805)	(7,349)
Current-year losses for which no deferred income tax asset is recognized	(3,871)	(6,293)	(5,039)
Effect of income taxed at different tax rates	(10,658)	(1,580)	(4,667)

Tax-exempt income	1,464	2,168	1,885
Other tax items	(4,472)	(1,901)	2,420
Total reported effective tax expense	(41,802)	(26,607)	(1,050)

(EUR thousand)	For the financial year ended March 31
Tax items recognized directly in other comprehensive income:	2025	2024	2023
Tax effect on actuarial gains / losses	(384)	182	86
Tax effect on other investments at FVOCI	710	168	(181)
Total tax effect	326	350	(95)